Average Annual Total Returns	12 Months Ended	41 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.32%)	[1]
S&P Target Date Retirement Income Index
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	1.64%	[1]
S&P Target Date 2010 Index
Prospectus [Line Items]
Average Annual Return, Percent	6.74%	1.83%	[2]
S&P Target Date 2015 Index
Prospectus [Line Items]
Average Annual Return, Percent	7.25%	2.04%	[3]
S&P Target Date 2020 Index
Prospectus [Line Items]
Average Annual Return, Percent	8.09%	2.39%	[4]
Russell 3000® Index
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	9.04%	[5]
S&P Target Date 2025 Index
Prospectus [Line Items]
Average Annual Return, Percent	8.44%	2.65%	[5]
S&P Target Date 2030 Index
Prospectus [Line Items]
Average Annual Return, Percent	9.90%	3.38%	[6]
S&P Target Date 2035 Index
Prospectus [Line Items]
Average Annual Return, Percent	11.38%	4.08%	[7]
S&P Target Date 2040 Index
Prospectus [Line Items]
Average Annual Return, Percent	12.87%	4.80%	[8]
S&P Target Date 2045 Index
Prospectus [Line Items]
Average Annual Return, Percent	13.58%	5.22%	[9]
S&P Target Date 2050 Index
Prospectus [Line Items]
Average Annual Return, Percent	14.30%	5.52%	[10]
S&P Target Date 2055 Index
Prospectus [Line Items]
Average Annual Return, Percent	14.32%	5.53%	[11]
S&P Target Date 2060 Index
Prospectus [Line Items]
Average Annual Return, Percent	14.44%	5.58%	[12]
S&P Target Date 2065+ Index
Prospectus [Line Items]
Average Annual Return, Percent	14.83%	5.74%	[13]
T. Rowe Price Retirement Blend 2005 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.43%	2.09%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2005 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.60%	1.05%
T. Rowe Price Retirement Blend 2005 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.10%	1.21%
T. Rowe Price Retirement Blend 2005 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	8.70%	2.24%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2010 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	8.86%	2.21%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2010 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.66%	1.10%
T. Rowe Price Retirement Blend 2010 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.40%	1.29%
T. Rowe Price Retirement Blend 2010 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	9.02%	2.38%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2015 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.18%	2.34%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2015 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.00%	1.25%
T. Rowe Price Retirement Blend 2015 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.61%	1.40%
T. Rowe Price Retirement Blend 2015 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	9.33%	2.52%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2020 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	9.43%	2.49%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2020 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	1.47%
T. Rowe Price Retirement Blend 2020 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.76%	1.56%
T. Rowe Price Retirement Blend 2020 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	9.74%	2.63%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2025 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	10.09%	2.68%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2025 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	9.14%	1.73%
T. Rowe Price Retirement Blend 2025 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.15%	1.74%
T. Rowe Price Retirement Blend 2025 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	10.27%	2.80%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2030 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	11.16%	3.10%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2030 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	10.34%	2.31%
T. Rowe Price Retirement Blend 2030 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.82%	2.15%
T. Rowe Price Retirement Blend 2030 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	11.30%	3.30%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2035 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	12.41%	4.02%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2035 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	11.75%	3.37%
T. Rowe Price Retirement Blend 2035 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	7.60%	2.93%
T. Rowe Price Retirement Blend 2035 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	12.58%	4.20%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2040 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	13.66%	4.33%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2040 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.08%	3.70%
T. Rowe Price Retirement Blend 2040 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.36%	3.20%
T. Rowe Price Retirement Blend 2040 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	13.85%	4.50%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2045 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.42%	4.72%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2045 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	13.90%	4.13%
T. Rowe Price Retirement Blend 2045 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	8.84%	3.53%
T. Rowe Price Retirement Blend 2045 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	14.78%	4.90%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2050 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.81%	4.89%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2050 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.34%	4.33%
T. Rowe Price Retirement Blend 2050 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	3.68%
T. Rowe Price Retirement Blend 2050 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	15.02%	5.09%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2055 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.85%	4.87%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2055 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.37%	4.32%
T. Rowe Price Retirement Blend 2055 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.09%	3.66%
T. Rowe Price Retirement Blend 2055 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	15.11%	5.03%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2060 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.74%	4.84%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2060 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.27%	4.26%
T. Rowe Price Retirement Blend 2060 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.05%	3.63%
T. Rowe Price Retirement Blend 2060 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	15.07%	5.06%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2065 Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	14.85%	4.86%
Performance Inception Date		Jul. 26, 2021
T. Rowe Price Retirement Blend 2065 Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.36%	4.31%
T. Rowe Price Retirement Blend 2065 Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	9.13%	3.64%
T. Rowe Price Retirement Blend 2065 Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	15.04%	5.04%
Performance Inception Date		Jul. 26, 2021

[1]	Return since 7/26/21.
[2]	Return since 7/26/21.
[3]	Return since 7/26/21.
[4]	Return since 7/26/21.
[5]	Return since 7/26/21.
[6]	Return since 7/26/21.
[7]	Return since 7/26/21.
[8]	Return since 7/26/21.
[9]	Return since 7/26/21.
[10]	Return since 7/26/21.
[11]	Return since 7/26/21.
[12]	Return since 7/26/21.
[13]	Return since 7/26/21.